Profit from operations - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Profit From Operations Explanatory [Line Items]
Cost Of Revenues	€ 425.3	€ 297.9	€ 166.7
Selling, general and administrative expense [member]
Disclosure Of Profit From Operations Explanatory [Line Items]
Transaction Cost	€ 7.0